8. Contingent Plan of Merger	4 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
8. Contingent Plan of Merger

We expect to complete our Plan of Merger with Indigo-Energy Inc. (“Indigo”) in which we will acquire 705,000,000 shares of common stock of Indigo in exchange for all of our outstanding stock in early to mid-November.

Subsequent to the completion of the transaction, our shareholders hold approximately 94% of outstanding shares of common stock of the consolidated Company resulting in a change in control of Indigo, the legal acquirer. Since our significant acquisition of shares of common stock resulted in a change in control of Indigo, the transaction has been accounted as a reverse acquisition in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) in which HDIMAX is considered the acquirer for accounting purposes while Indigo is considered the acquirer for legal purposes. The reverse acquisition accounting treatment results in the continuation of the financial statements of HDIMAX with retroactive application to present the legal capital of Indigo.

Upon completion of the contingent plan of merger, employment agreements with our four officers will become effective. Our employment agreements include, amongst other standard health care and time off benefits, base annual salaries totaling between $8 and $10 million, transaction completion bonuses of up to approximately $38 million, other performance based bonuses, and the granting and vesting of up to approximately 20,000,000 restricted stock units.